12. Employee and Director Benefit Programs (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 3,581	$ 3,382	$ 2,923
Fair value of plan assets	0	0
Funded status	(3,581)	(3,382)
Net amount recognized	(3,581)	(3,382)
Unfunded accrued liability	(3,581)	(3,382)
Net amount recognized in balance sheet	$ (3,581)	$ (3,382)